Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2020
Related Party Transaction [Line Items]
Receivables from customers	$ 721		$ 1,372	$ 487
Sublease agreement, rental expense	159	$ 805	1,310	1,887
Related Party Transactions [Member]
Related Party Transaction [Line Items]
Sublease agreement, rental expense	0	575	575
Sublease agreement, term					1 year
Shareholders [Member]
Related Party Transaction [Line Items]
Payables due to vendors	504		145	47
Chief Product Officer [Member]
Related Party Transaction [Line Items]
Payables due to vendors	14		43
Related party transaction, expense	107		775
Hardware [Member]
Related Party Transaction [Line Items]
Revenue from related party	220	233	1,928	1,998
Software [Member]
Related Party Transaction [Line Items]
Revenue from related party	$ 170	$ 114	$ 384	$ 144